Short Term Investment (Tables)	6 Months Ended
Dec. 31, 2025
Short Term Investments [Abstract]
Schedule of Short Term Investments	As of December 31, 2025 and June 30, 2025, the Group’s short-term investments are comprised of the following:
	As of December 31, 2025	As of June 30, 2025
Private investment fund	$-	$10,300,869